UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  September 30, 2010
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		116
Form 13F Information Table Value Total in Thousands: 	$ 327,698

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      711     8194 SH       Sole                                       8194
Aeropostale Inc.               COM              007865108     3033   130469 SH       Sole                                     130469
Alaska Communications Systems  COM              01167p101     1767   174119 SH       Sole                                     174119
Amerigas Partners LP           COM              030975106      233     5200 SH       Sole                                       5200
Annaly Capital Management      COM              035710409      239    13600 SH       Sole                                      13600
Apple Computer, Inc.           COM              037833100      917     3232 SH       Sole                                       3232
Arm Holdings, PLC- American De COM              042068106      314    16725 SH       Sole                                      16725
Axis Energy Corp               COM              05462c103        2    10000 SH       Sole                                      10000
Berkshire Hathaway CL B        COM              084670702      497     6010 SH       Sole                                       6010
Celgene Corporation            COM              151020104    10098   175275 SH       Sole                                     175275
CenturyLink, Inc.              COM              156700106     8456   214295 SH       Sole                                     214295
Check Point Software Technolog COM              M22465104      530    14340 SH       Sole                                      14340
Clearwire Corp New             COM              18538q105      227    28006 SH       Sole                                      28006
Coca-Cola Co.                  COM              191216100      433     7406 SH       Sole                                       7406
Conocophillips                 COM              20825C104     5724    99668 SH       Sole                                      99668
Consolidated Edison Co.        COM              209115104     2004    41550 SH       Sole                                      41550
Diamond Foods, Inc.            COM              252603105      573    13975 SH       Sole                                      13975
Dover                          COM              260003108      734    14053 SH       Sole                                      14053
Dow Chemical Co.               COM              260543103     3628   132123 SH       Sole                                     132123
Du Pont De Nemours             COM              263534109     7420   166297 SH       Sole                                     166297
Enersys                        COM              29275Y102      204     8155 SH       Sole                                       8155
Express Scripts Inc.           COM              302182100     7875   161705 SH       Sole                                     161705
Exxon Mobil Corp.              COM              30231G102     2208    35739 SH       Sole                                      35739
Force Protection, Inc.         COM              345203202       55    11000 SH       Sole                                      11000
Fushi Copperweld, Inc.         COM              36113e107     1204   138580 SH       Sole                                     138580
Gap Inc.                       COM              364760108     5440   291860 SH       Sole                                     291860
General Electric               COM              369604103     5840   359360 SH       Sole                                     359360
Google Inc.                    COM              38259P508      781     1485 SH       Sole                                       1485
Graphco Holdings Corp Revoked  COM              38866f109        0    30000 SH       Sole                                      30000
HMS Holdings Corp              COM              40425j101      204     3460 SH       Sole                                       3460
Harbin Electric, Inc.          COM              41145w109     6474   361898 SH       Sole                                     361898
Heinz H J Co                   COM              423074103     1691    35690 SH       Sole                                      35690
Hewlett-Packard Co.            COM              428236103     6894   163870 SH       Sole                                     163870
Honeywell International Inc.   COM              438516106      211     4800 SH       Sole                                       4800
IPC The Hospitalist Company, I COM              44984a105      616    22575 SH       Sole                                      22575
Johnson & Johnson              COM              478160104      308     4964 SH       Sole                                       4964
Kraft Foods Inc.               COM              50075n104     8464   274271 SH       Sole                                     274271
Libbey Inc.                    COM              529898108      248    18862 SH       Sole                                      18862
Limited Brands Inc             COM              532716107     5904   220455 SH       Sole                                     220455
McDonalds Corp.                COM              580135101      399     5360 SH       Sole                                       5360
Microsoft Corp.                COM              594918104     8739   356826 SH       Sole                                     356826
Millicom International Cellula COM              l6388f110     5445    56750 SH       Sole                                      56750
Minera Andes Inc               COM              602910101       16    10400 SH       Sole                                      10400
Monotype Holdings, Inc.        COM              61022p100      233    25445 SH       Sole                                      25445
NICE-Systems Ltd. ADR          COM              653656108     6329   202280 SH       Sole                                     202280
NSTAR                          COM              67019e107    10764   273545 SH       Sole                                     273545
Natl Oilwell Varco             COM              637071101     4730   106371 SH       Sole                                     106371
Navios Maritime                COM              y62196103     2782   473937 SH       Sole                                     473937
Netscout Systems Inc.          COM              64115t104      229    11145 SH       Sole                                      11145
Novabay Pharmaceuticals, Inc.  COM              66987p102       19    10500 SH       Sole                                      10500
Nuance Communication           COM              67020Y100      773    49425 SH       Sole                                      49425
Occidental Petroleum           COM              674599105      237     3030 SH       Sole                                       3030
Osi Systems, Inc.              COM              671044105      231     6370 SH       Sole                                       6370
Piedmont Natural Gas Co. Inc   COM              720186105     7880   271710 SH       Sole                                     271710
Procter & Gamble Co.           COM              742718109     9733   162294 SH       Sole                                     162294
Schlumberger Ltd.              COM              806857108     1084    17598 SH       Sole                                      17598
Skyworks Solutions, Inc.       COM              83088m102    10352   500800 SH       Sole                                     500800
Smart Modular Technologies     COM              g82245104      343    56830 SH       Sole                                      56830
Southern Co.                   COM              842587107      210     5645 SH       Sole                                       5645
Spectra Energy                 COM              847560109      234    10375 SH       Sole                                      10375
Starbucks Corp.                COM              855244109     6373   249450 SH       Sole                                     249450
Stericycle, Inc.               COM              858912108     7982   114888 SH       Sole                                     114888
Syniverse Holdings Inc         COM              87163F106     5428   239456 SH       Sole                                     239456
Techniscan Inc.                COM              87855g206       24    20000 SH       Sole                                      20000
Teva Pharmaceutical Industries COM              881624209    12890   244355 SH       Sole                                     244355
Thermo Fisher Scientific       COM              883556102     9091   189866 SH       Sole                                     189866
Tyhee Development Corp         COM              902165109        3    23150 SH       Sole                                      23150
Union Pacific Corp.            COM              907818108      208     2545 SH       Sole                                       2545
Verizon Communications         COM              92343V104     9950   305322 SH       Sole                                     305322
Walt Disney Company            COM              254687106      751    22696 SH       Sole                                      22696
Westar Energy Inc              COM              95709t100     7889   325604 SH       Sole                                     325604
Windstream Corp                COM              97381w104     2496   203155 SH       Sole                                     203155
Yongye International, Inc      COM              98607b106     2089   295823 SH       Sole                                     295823
Zagg Inc                       COM              98884U108      116    24300 SH       Sole                                      24300
Market Vectors Agribusiness ET COM              57060U605      907    19783 SH       Sole                                      19783
Powershares QQQ Tr Ser 1       COM              73935a104     2067    42127 SH       Sole                                      42127
SPDR Retail ETF                COM              78464a714      583    13935 SH       Sole                                      13935
Standard & Poors Depository Re COM              78462F103      338     2960 SH       Sole                                       2960
iShares DJ Healthcare SC       COM              464287762      462     7303 SH       Sole                                       7303
iShares Goldman Sachs Natural  COM              464287374     1679    48331 SH       Sole                                      48331
iShares Russell Midcap Index F COM              464287499     2905    32143 SH       Sole                                      32143
iShares S&P Global - Consumer  COM              464288737      344     5731 SH       Sole                                       5731
iShares FTSE/Xinhua China 25 I COM              464287184     1771    41356 SH       Sole                                      41356
iShares MSCI Emerging Market I COM              464287234     2250    50268 SH       Sole                                      50268
iShares MSCI Pacific ex-Japan  COM              464286665      922    20805 SH       Sole                                      20805
Sector SPDR TR SBI Utilities   COM              81369Y886      712    22682 SH       Sole                                      22682
iShares S&P Global - Utilities COM              464288711      453    10045 SH       Sole                                      10045
Vanguard Short Term Corp Bond  COM              92206c409      916    11685 SH       Sole                                      11685
Vanguard Short Term Gov/Credit COM              921937827     3080    37681 SH       Sole                                      37681
iShares Barclay's Aggregate Bo COM              464287226     4139    38094 SH       Sole                                      38094
iShares Lehman TIPS            COM              464287176      535     4901 SH       Sole                                       4901
iShares iBoxx $ High Yield Cor COM              464288513      614     6850 SH       Sole                                       6850
iShares iBoxx $Invest Grade Co COM              464287242    21589   190901 SH       Sole                                     190901
Aeterna Zentaris Inc.          COM              007979990       18    14142 SH       Sole                                      14142
Exxon Mobil Corp.              COM              30231g102      373     6039 SH       Sole                                       6039
General Electric               COM              369604103    27786  1709907 SH       Sole                                    1709907
Kroger Company                 COM              501044101      216     9950 SH       Sole                                       9950
McDonalds Corp.                COM              580135101      239     3210 SH       Sole                                       3210
Valspar Corp.                  COM              920355104     8993   282360 SH       Sole                                     282360
Wells Fargo & Co.              COM              949746101      223     8881 SH       Sole                                       8881
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      331    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      287    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105      141    12500 SH       Sole                                      12500
TIAA-CREF Institutional Small  COM              87244w565      311 25904.677 SH      Sole                                  25904.677
Tax Free Fund For Utah Class A COM              87675c104      215 21519.932 SH      Sole                                  21519.932
Tiaa Cref Institutional Equity COM              886315753      254 28846.161 SH      Sole                                  28846.161
Fidelity U.S. Treasury Money M COM              846823102     1227 1227041.00 SH     Sole                                 1227041.00
Franklin Fed Interm T/F A      COM              354723710      168 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      194 18056.265 SH      Sole                                  18056.265
Pimco Total Return Class C     COM              693390429      162 13961.334 SH      Sole                                  13961.334
Putnam Arizona Tax Exempt Inco COM              746441104       98 10554.112 SH      Sole                                  10554.112
Kinder Morgan Energy Partners  COM              494550106      250  3650.00 SH       Sole                                    3650.00
Energy Transfer Equity LP      COM              29273v100      333     8975 SH       Sole                                       8975
Enterprise Products LP         COM              293792107      758    19100 SH       Sole                                      19100
Magellan Midstream Partners LP COM              559080106      218     4245 SH       Sole                                       4245
MarkWest Energy Partners       COM              570759100      423    11780 SH       Sole                                      11780